Other Investments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other investments [line items]
Listed investments	£ 656	£ 535
Equity investments measured at fair value through other comprehensive income (FVTOCI) [member]
Other investments [line items]
Fair value of investment disposed during the year	148
Cumulative gain loss on disposal of investments	56
Equity investments measured at fair value through profit or loss (FVTPL) [member]
Other investments [line items]
Fair value of investment disposed during the year	0
Cumulative gain loss on disposal of investments	£ 0
Theravance Biopharma Inc [member]
Other investments [line items]
Percentage of common stock held	17.40%
Investment fair value	£ 194	£ 199
Tandem [member]
Other investments [line items]
Percentage of common stock held	0.00%
Orchard [member]
Other investments [line items]
Percentage of common stock held	14.50%
23 and Me [member]
Other investments [line items]
Percentage of common stock held	14.50%